Income Tax (Details 2) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)		₪ 414	₪ 550
Recognized in profit or loss		145	(34)
Recognized in equity		1	(102)
Balance of deferred tax assets (liability)		560	414
Property, plant equipment, and intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)		(348)	(422)
Recognized in profit or loss		25	74
Recognized in equity
Balance of deferred tax assets (liability)		(323)	(348)
Employeebenefits plan [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)		178	208
Recognized in profit or loss		(13)	(26)
Recognized in equity			(4)
Balance of deferred tax assets (liability)		165	178
Carry-forward losses for DBS [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)		1,188	1,419
Recognized in profit or loss		(22)	(231)
Recognized in equity
Balance of deferred tax assets (liability)		1,166	1,188
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)	[1]	11	184
Recognized in profit or loss	[1]	28	(75)
Recognized in equity	[1]	1	(98)
Balance of deferred tax assets (liability)	[1]	40	11
Brand Names and Customers relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Balance of deferred tax asset (liability)		(615)	(839)
Recognized in profit or loss		127	224
Recognized in equity
Balance of deferred tax assets (liability)		₪ (488)	₪ (615)

[1]	Reclassified